Pension Schemes - Amounts Recognised in Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	£ 17	£ 6	£ (38)
Experience gains/(losses) on scheme assets	470	(273)	287
Actuarial (losses)/gains on defined benefit pension schemes	(124)	(91)	233
Net cumulative losses at start of year	(704)	(613)	(846)
Net cumulative losses at end of year	(828)	(704)	(613)
Discount rates [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions	(743)	242	(102)
Inflation [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions	142		69
Other actuarial assumptions [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions	£ (10)	£ (66)	£ 17